UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2402

John Hancock Sovereign Bond Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210

(Address of principal executive offices) (Zip code)

Salvatore Schiavone
Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31

Date of reporting period:	November 30, 2011

Item 1. Schedule of Investments.

John Hancock
MUTUAL FUNDS

John Hancock
Bond Fund

Semiannual Report
11.30.11

A look at performance

Total returns for the period ended November 30, 2011

									SEC 30-day
	Average annual total returns (%)			Cumulative total returns (%)				SEC 30-day	yield (%)
	with maximum sales charge			with maximum sales charge				yield (%)	unsubsidized[1]

								as of	as of
	1-year	5-year	10-year	6-months	1-year	5-year	10-year	11-30-11	11-30-11

Class A	–0.64	5.68	5.43	–5.32	–0.64	31.81	69.75	4.96	4.91

Class B	–1.62	5.60	5.33	–6.02	–1.62	31.32	68.05	4.48	4.43

Class C	2.32	5.92	5.18	–2.16	2.32	33.35	65.74	4.48	4.43

Class I2,3	4.45	7.13	6.38	–0.65	4.45	41.08	85.59	5.59	5.54

Class R6[2,3]	4.51	7.17	6.43	–0.61	4.51	41.38	86.44	5.69	5.64

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 4.5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable for Class I and Class R6 shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 9-30-12 for Class A, Class B, Class C, Class I and Class R6 shares. Had the fee waivers and expense limitations not been in place gross expenses would apply. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R6
Net (%)	1.00	1.70	1.70	0.60	0.54
Gross (%)	1.05	1.75	1.75	0.65	0.59

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares. The Fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

6 Bond Fund | Semiannual report

		Without	With maximum
	Start date	sales charge	sales charge	Index

Class B [4]	11-30-01	$16,805	$16,805	$17,302

Class C4	11-30-01	16,574	16,574	17,302

Class I [2,3]	11-30-01	18,559	18,559	17,302

Class R6 [2,3]	11-30-01	18,644	18,644	17,302

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04.

Barclays Capital Government/Credit Index is an unmanaged index of U.S. government bonds, U.S. corporate bonds and Yankee bonds.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or direct expenses, which would have resulted in lower values if they did.

1 Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.

2 For certain types of investors as described in the Fund’s prospectuses.

3 11-9-73 is the inception date for the oldest class of shares, Class A shares. The inception dates for Class I and Class R6 shares are 9-4-01 and 9-1-11, respectively. The returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class I and Class R6 shares, respectively.

4 No contingent deferred sales charge is applicable.

Semiannual report | Bond Fund 7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Fund’s actual ongoing operating expenses, and is based on the Fund’s actual return. It assumes an account value of $1,000.00 on June 1, 2011 with the same investment held until November 30, 2011.

	Account value	Ending value	Expenses paid during
	on 6-1-11	on 11-30-11	period ended 11-30-11[1]

Class A	$1,000.00	$991.60	$5.08

Class B	1,000.00	988.10	8.55

Class C	1,000.00	988.10	8.55

Class I	1,000.00	993.50	3.09

For the class noted below, the example assumes an account value of $1,000 on September 1, 2011, with the same investment held until November 30, 2011.

	Account value	Ending value	Expenses paid during
	on 9-1-11	on 11-30-11	period ended 11-30-11[2]

Class R6	$1,000.00	$999.60	$1.39

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at November 30, 2011, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8 Bond Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare the Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Fund’s actual return). It assumes an account value of $1,000.00 on June 1, 2011, with the same investment held until November 30, 2011. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 6-1-11	on 11-30-11	period ended 11-30-11[3]

Class A	$1,000.00	$1,019.90	$5.15

Class B	1,000.00	1,016.40	8.67

Class C	1,000.00	1,016.40	8.67

Class I	1,000.00	1,021.90	3.13

Class R6	1,000.00	1,022.20	2.83

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.02%, 1.72%, 1.72% and 0.62% for Class A, Class B, Class C and Class I shares, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

2 Expenses are equal to the Fund’s annualized expense ratio of 0.55% for Class R6 shares, multiplied by the average account value over the period, multiplied by 91/366 (to reflect the period).

3 Expenses are equal to the Fund’s annualized expense ratios multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Semiannual report | Bond Fund 9

Portfolio summary

Portfolio Composition[1]

Corporate Bonds	46.0%	Preferred Securities	0.8%

U.S. Government Agency	23.3%	Term Loans	0.7%

Collateralized Mortgage Obligations	11.8%	Municipal Bonds	0.2%

U.S. Government	6.7%	Convertible Bonds	0.1%

Asset-Backed Securities	5.1%	Short-Term Investments & Other	3.4%

Capital Preferred Securities	1.9%

Sector Composition[1,2]

U.S. Government Agency	23.3%	Utilities	3.6%

Financials	18.6%	Telecommunication Services	2.5%

Collateralized Mortgage Obligations	10.7%	Consumer Staples	2.1%

Consumer Discretionary	6.7%	Health Care	1.3%

U.S. Government	6.7%	U.S. Government Agency
		Collateralized Mortgage Obligations	1.1%
Industrials	5.5%
		Information Technology	0.4%
Asset-Backed Securities	5.1%
		Municipal Bonds	0.2%
Materials	4.5%
		Short-Term Investments & Other	3.4%
Energy	4.3%

Quality Composition[1,3]

U.S. Government Agency	23.3%	BB	11.7%

U.S. Government	6.7%	B	9.1%

AAA	5.0%	CCC & Below	5.4%

AA	3.4%	Equity	0.8%

A	9.4%	Short-Term Investments & Other	3.4%

BBB	21.8%

1 As a percentage of net assets on 11-30-11.

2 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

3 Ratings are from Moody’s Investors Service, Inc. If not available, we have used Standard &Poor’s Corporation ratings. In the absence of ratings from these agencies, we have used Fitch, Inc. ratings. “Not Rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-11 and do not reflect subsequent downgrades or upgrades, if any.

10 Bond Fund | Semiannual report

Fund’s investments

As of 11-30-11 (unaudited)

		Maturity
	Rate (%)	date	Par value	Value
Corporate Bonds 46.05%				$524,958,352

(Cost $525,197,365)

Consumer Discretionary 6.00%				68,426,369

Auto Components 0.44%

Allison Transmission, Inc. (S)	7.125	05-15-19	$1,575,000	1,484,438

Exide Technologies	8.625	02-01-18	2,070,000	1,656,000

Hyva Global BV (S)	8.625	03-24-16	1,155,000	993,300

Visteon Corp. (S)	6.750	04-15-19	990,000	935,550

Automobiles 0.78%

Ford Motor Credit Company LLC	5.000	05-15-18	1,925,000	1,891,699

Ford Motor Credit Company LLC	5.875	08-02-21	1,930,000	1,971,898

Harley-Davidson Funding Corp. (S)	5.750	12-15-14	690,000	745,645

Hyundai Capital Services, Inc. (S)	4.375	07-27-16	1,235,000	1,253,561

Hyundai Capital Services, Inc. (S)	6.000	05-05-15	1,615,000	1,734,959

Kia Motors Corp. (S)	3.625	06-14-16	1,315,000	1,283,274

Food Products 0.07%

Simmons Foods, Inc. (S)	10.500	11-01-17	1,060,000	826,800

Hotels, Restaurants & Leisure 1.50%

Arcos Dorados Holdings, Inc. (BRL) (D)(S)	10.250	07-13-16	1,025,000	572,483

CCM Merger, Inc. (S)	8.000	08-01-13	2,050,000	1,921,875

Downstream Development Authority of the
Quapaw Tribe of Oklahoma (S)	10.500	07-01-19	1,175,000	1,110,375

Greektown Superholdings, Inc.	13.000	07-01-15	1,965,000	2,014,125

Jacobs Entertainment, Inc.	9.750	06-15-14	2,435,000	2,288,900

Landry’s Acquisition Company (S)	11.625	12-01-15	660,000	681,450

Little Traverse Bay Bands of Odawa Indians (S)	9.000	08-31-20	1,315,000	1,091,450

Mohegan Tribal Gaming Authority	7.125	08-15-14	1,425,000	719,625

Palace Entertainment Holdings LLC (S)	8.875	04-15-17	950,000	928,625

ROC Finance LLC (S)	12.125	09-01-18	1,665,000	1,748,250

Seminole Indian Tribe of Florida (S)	6.535	10-01-20	2,260,000	2,188,200

Seminole Indian Tribe of Florida (S)	7.750	10-01-17	1,455,000	1,498,650

Waterford Gaming LLC (S)	8.625	09-15-14	823,705	296,469

Household Durables 0.02%

American Standard Americas (S)	10.750	01-15-16	335,000	221,100

Internet & Catalog Retail 0.18%

Expedia, Inc.	5.950	08-15-20	2,125,000	2,106,332

See notes to financial statements	Semiannual report | Bond Fund 11

		Maturity
	Rate (%)	date	Par value	Value
Media 2.22%

AMC Entertainment, Inc.	8.000	03-01-14	$1,995,000	$1,930,163

AMC Entertainment, Inc.	8.750	06-01-19	720,000	727,200

Cablevision Systems Corp.	8.625	09-15-17	610,000	637,450

CBS Corp.	7.875	07-30-30	2,480,000	3,096,635

CCH II LLC	13.500	11-30-16	1,150,089	1,325,478

CCO Holdings LLC	8.125	04-30-20	590,000	622,450

Cinemark USA, Inc.	7.375	06-15-21	800,000	798,000

Cinemark USA, Inc.	8.625	06-15-19	750,000	806,250

CSC Holdings, Inc.	7.875	02-15-18	1,675,000	1,825,750

DIRECTV Holdings LLC	6.350	03-15-40	1,155,000	1,257,468

Grupo Televisa SAB	6.625	01-15-40	1,295,000	1,396,216

Kabel BW Erste Beteiligungs GmbH (S)	7.500	03-15-19	1,250,000	1,250,000

News America, Inc.	6.150	03-01-37	775,000	811,375

News America, Inc.	6.150	02-15-41	1,400,000	1,498,766

News America, Inc.	6.400	12-15-35	645,000	692,805

Regal Cinemas Corp.	8.625	07-15-19	465,000	491,738

Regal Entertainment Group	9.125	08-15-18	455,000	475,475

Time Warner Cable, Inc.	6.750	07-01-18	1,950,000	2,265,715

UBM PLC (S)	5.750	11-03-20	1,145,000	1,138,635

XM Satellite Radio, Inc. (S)	7.625	11-01-18	2,195,000	2,260,850

Multiline Retail 0.08%

Macy’s Retail Holdings, Inc.	7.875	08-15-36	223,000	232,436

Sears Holdings Corp.	6.625	10-15-18	785,000	621,131

Specialty Retail 0.28%

Hillman Group, Inc.	10.875	06-01-18	820,000	828,200

Hillman Group, Inc. (S)	10.875	06-01-18	385,000	388,850

Limited Brands, Inc.	6.625	04-01-21	1,320,000	1,376,100

Toys R Us Property Company II LLC	8.500	12-01-17	570,000	582,825

Textiles, Apparel & Luxury Goods 0.43%

Burlington Coat Factory Warehouse Corp. (S)	10.000	02-15-19	2,980,000	2,868,250

Levi Strauss & Company	7.625	05-15-20	2,050,000	2,055,125

Consumer Staples 1.88%				21,420,656

Beverages 0.05%

Corp. Lindley SA (S)	6.750	11-23-21	540,000	544,050

Commercial Services & Supplies 0.16%

ARAMARK Corp.	8.500	02-01-15	1,740,000	1,783,500

Food & Staples Retailing 0.18%

CVS Caremark Corp. (6.302% to 6-1-12, then
3 month LIBOR + 2.065%)	6.302	06-01-37	2,075,000	2,069,813

Food Products 0.62%

B&G Foods, Inc.	7.625	01-15-18	990,000	1,028,363

Bunge Ltd. Finance Corp.	4.100	03-15-16	815,000	827,235

Bunge Ltd. Finance Corp.	8.500	06-15-19	1,726,000	2,069,899

Corp. Pesquera Inca SAC (S)	9.000	02-10-17	1,355,000	1,371,938

Del Monte Foods Company (S)	7.625	02-15-19	945,000	845,775

Reddy Ice Corp.	11.250	03-15-15	1,045,000	961,400

12 Bond Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Household Products 0.33%

Reynolds Group Issuer, Inc. (S)	9.000	04-15-19	$1,890,000	$1,701,000

Yankee Candle Company, Inc.	8.500	02-15-15	2,025,000	2,019,938

Personal Products 0.19%

Hypermarcas SA (S)	6.500	04-20-21	530,000	461,100

Revlon Consumer Products Corp.	9.750	11-15-15	1,635,000	1,741,275

Tobacco 0.35%

Alliance One International, Inc.	10.000	07-15-16	2,335,000	2,060,638

Lorillard Tobacco Company	3.500	08-04-16	640,000	642,279

Lorillard Tobacco Company	6.875	05-01-20	1,175,000	1,292,453

Energy 4.22%				48,137,238

Energy Equipment & Services 0.54%

Astoria Depositor Corp., Series B (S)	8.144	05-01-21	3,790,000	3,335,200

Precision Drilling Corp.	6.625	11-15-20	1,205,000	1,211,025

Trinidad Drilling, Ltd. (S)	7.875	01-15-19	1,045,000	1,065,900

Weatherford International, Inc.	6.800	06-15-37	480,000	520,368

Gas Utilities 0.19%

DCP Midstream LLC (S)	9.750	03-15-19	1,705,000	2,220,491

Oil, Gas & Consumable Fuels 3.49%

Alpha Natural Resources, Inc.	6.000	06-01-19	520,000	496,600

Alpha Natural Resources, Inc.	6.250	06-01-21	1,130,000	1,079,150

Arch Coal, Inc. (S)	7.000	06-15-19	675,000	658,125

Arch Coal, Inc. (S)	7.250	06-15-21	1,190,000	1,154,300

Chesapeake Energy Corp.	6.125	02-15-21	1,110,000	1,112,775

El Paso Pipeline Partners Operating
Company LLC	6.500	04-01-20	1,045,000	1,148,318

Energy Transfer Partners LP	9.700	03-15-19	1,380,000	1,670,053

Enterprise Products Operating LLC (7.000% to
6-1-17, then 3 month LIBOR + 2.778%) (P)	7.000	06-01-67	2,585,000	2,523,606

EV Energy Partners LP	8.000	04-15-19	1,730,000	1,712,700

Kerr-McGee Corp.	6.950	07-01-24	3,210,000	3,795,482

Kinder Morgan Energy Partners LP	7.750	03-15-32	840,000	1,014,023

Kinder Morgan Finance Company LLC	5.700	01-05-16	2,515,000	2,552,725

Linn Energy LLC	8.625	04-15-20	830,000	867,350

Marathon Petroleum Corp.	6.500	03-01-41	1,415,000	1,543,541

MarkWest Energy Partners LP	6.500	08-15-21	1,975,000	2,014,500

McMoRan Exploration Company	11.875	11-15-14	1,230,000	1,291,500

Newfield Exploration Company	5.750	01-30-22	1,140,000	1,201,275

Niska Gas Storage US LLC	8.875	03-15-18	1,600,000	1,560,000

NuStar Logistics LP	7.650	04-15-18	2,025,000	2,400,125

Peabody Energy Corp. (S)	6.250	11-15-21	1,490,000	1,501,175

Spectra Energy Capital LLC	6.200	04-15-18	1,440,000	1,626,640

TransCanada Pipelines, Ltd. (6.350% to
5-15-17, then 3 month LIBOR + 2.210%)	6.350	05-15-67	2,995,000	2,989,968

Williams Partners LP	7.250	02-01-17	3,295,000	3,870,323

See notes to financial statements	Semiannual report | Bond Fund 13

		Maturity
	Rate (%)	date	Par value	Value
Financials 15.60%				$177,876,184

Capital Markets 1.76%

Affinion Group Holdings, Inc.	11.625	11-15-15	$1,055,000	880,925

Credit Suisse New York	4.375	08-05-20	2,265,000	2,184,812

Credit Suisse New York	5.400	01-14-20	1,605,000	1,464,707

Jefferies Group, Inc.	6.875	04-15-21	1,240,000	1,047,800

Jefferies Group, Inc.	8.500	07-15-19	665,000	618,450

Macquarie Bank, Ltd. (S)	6.625	04-07-21	1,055,000	984,950

Macquarie Group, Ltd. (S)	6.000	01-14-20	1,345,000	1,272,256

Morgan Stanley	5.500	07-28-21	640,000	557,928

Morgan Stanley	5.750	01-25-21	670,000	598,257

Morgan Stanley	7.300	05-13-19	2,270,000	2,234,195

The Goldman Sachs Group, Inc.	5.250	07-27-21	1,285,000	1,185,848

The Goldman Sachs Group, Inc.	6.150	04-01-18	3,130,000	3,124,810

The Goldman Sachs Group, Inc.	6.750	10-01-37	4,450,000	3,958,911

Commercial Banks 2.41%

Abbey National Treasury Services PLC	4.000	04-27-16	1,660,000	1,480,873

Banco de Credito del Peru (S)	4.750	03-16-16	700,000	693,770

Barclays Bank PLC	5.140	10-14-20	1,160,000	950,250

Barclays Bank PLC (S)	6.050	12-04-17	1,185,000	1,052,496

BBVA Bancomer SA (S)	6.500	03-10-21	2,225,000	2,169,375

BPCE SA (12.500% to 9-30-19, then 3 month
LIBOR + 12.980%) (Q)(S)	12.500	09-30-19	1,239,000	1,164,474

First Tennessee Bank NA	5.050	01-15-15	1,620,000	1,600,861

ICICI Bank, Ltd. (S)	5.750	11-16-20	1,910,000	1,767,476

Lloyds TSB Bank PLC	6.375	01-21-21	2,190,000	2,166,718

Lloyds TSB Group PLC (6.413% to 10-1-35,
then 3 month LIBOR + 1.496%) (Q)(S)	6.413	10-01-35	2,410,000	1,277,300

National City Bank	0.897	06-07-17	2,300,000	2,107,842

Regions Financial Corp.	0.528	06-26-12	1,060,000	1,030,472

Regions Financial Corp.	7.750	11-10-14	1,825,000	1,847,813

Santander Holdings USA, Inc.	4.625	04-19-16	480,000	454,632

Santander Issuances SA (6.500% to 11-15-14,
then 3 month LIBOR + 3.920%) (S)	6.500	08-11-19	1,400,000	1,274,000

The Royal Bank of Scotland PLC	4.875	03-16-15	1,275,000	1,236,200

Wachovia Bank NA	5.850	02-01-37	1,665,000	1,686,185

Wachovia Bank NA	6.600	01-15-38	1,465,000	1,597,919

Wachovia Corp.	5.750	06-15-17	1,715,000	1,933,464

Consumer Finance 0.97%

American Express Company	7.000	03-19-18	1,705,000	1,995,055

Capital One Financial Corp.	6.150	09-01-16	2,655,000	2,724,083

Discover Bank	7.000	04-15-20	1,090,000	1,115,446

Discover Financial Services	10.250	07-15-19	2,495,000	2,952,276

Nelnet, Inc. (7.400% to 9-29-11, then 3 month
LIBOR + 3.375%)	3.740	09-29-36	2,595,000	2,212,058

Diversified Financial Services 4.04%

Alfa Bank OJSC (S)	7.750	04-28-21	585,000	508,950

Bank of America Corp.	6.500	08-01-16	1,245,000	1,202,992

Bank of America NA	5.300	03-15-17	595,000	521,813

14 Bond Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Diversified Financial Services (continued)

Bank of America NA	6.000	10-15-36	$1,555,000	$1,294,752

Bosphorus Financial Services, Ltd. (S)	2.257	02-15-12	166,250	166,045

Citigroup, Inc.	5.850	12-11-34	1,590,000	1,499,419

Citigroup, Inc.	6.125	11-21-17	3,045,000	3,169,367

Credit Suisse AG (3 month LIBOR + 0.690% to
5-15-17, then 3 month LIBOR + 1.690%) (Q)	1.147	05-15-17	3,300,000	2,181,531

General Electric Capital Corp. (P)	0.937	08-15-36	2,245,000	1,671,310

General Electric Capital Corp.	4.375	09-16-20	1,510,000	1,494,186

General Electric Capital Corp.	5.300	02-11-21	880,000	900,486

General Electric Capital Corp.	5.625	05-01-18	2,190,000	2,391,846

General Electric Capital Corp.	5.875	01-14-38	1,650,000	1,624,344

General Electric Capital Corp.	6.000	08-07-19	1,505,000	1,668,518

Intercorp Retail Trust (S)	8.875	11-14-18	750,000	759,375

JPMorgan Chase & Company	3.700	01-20-15	1,170,000	1,193,316

JPMorgan Chase & Company	5.600	07-15-41	2,440,000	2,562,544

JPMorgan Chase & Company	6.000	01-15-18	3,760,000	4,125,510

JPMorgan Chase & Company (7.900% to
4-30-18, then 3 month LIBOR + 3.470%) (Q)	7.900	04-30-18	2,240,000	2,369,405

Merrill Lynch & Company, Inc.	6.220	09-15-26	760,000	611,349

Merrill Lynch & Company, Inc.	6.875	04-25-18	3,010,000	2,847,108

Merrill Lynch & Company, Inc.	7.750	05-14-38	980,000	875,617

Nationstar Mortgage	10.875	04-01-15	2,455,000	2,467,275

Rabobank Nederland NV (11.000% to 6-30-19,
then 3 month LIBOR + 10.868%) (Q)(S)	11.000	06-30-19	3,204,000	3,708,630

The Bear Stearns Companies LLC	7.250	02-01-18	1,950,000	2,246,683

USB Realty Corp. (6.091% to 1-15-12, then
3 month LIBOR + 1.147%) (Q)(S)	6.091	01-15-12	2,900,000	2,015,500

Insurance 2.93%

Aflac, Inc.	6.900	12-17-39	1,005,000	1,054,779

Aflac, Inc.	8.500	05-15-19	1,705,000	2,054,421

AXA SA (6.379% to 12-14-36, then 3 month
LIBOR + 2.256%) (Q)(S)	6.379	12-14-36	1,170,000	772,200

Chubb Corp. (6.375% until 4-15-17, then
3 month LIBOR + 2.250%)	6.375	04-15-17	1,270,000	1,244,600

CNA Financial Corp.	6.500	08-15-16	1,110,000	1,189,530

CNA Financial Corp.	7.250	11-15-23	2,190,000	2,338,018

CNO Financial Group, Inc. (S)	9.000	01-15-18	1,500,000	1,575,000

Glen Meadow Pass-Through Trust (6.505% to
2-15-17, then 3 month LIBOR +2.125%) (S)	6.505	02-12-67	3,490,000	2,552,063

Hartford Financial Services Group, Inc.	6.625	03-30-40	980,000	907,399

Liberty Mutual Group, Inc. (S)	7.800	03-15-37	2,635,000	2,279,275

Lincoln National Corp.	8.750	07-01-19	1,295,000	1,514,244

Lincoln National Corp. (6.050% to 4-20-17,
then 3 month LIBOR + 2.040%)	6.050	04-20-67	2,455,000	2,000,825

Teachers Insurance & Annuity Association of
America (S)	6.850	12-16-39	2,745,000	3,342,565

The Hanover Insurance Group, Inc.	6.375	06-15-21	635,000	673,349

Unum Group	7.125	09-30-16	1,585,000	1,817,537

UnumProvident Finance Company PLC (S)	6.850	11-15-15	2,395,000	2,691,336

W.R. Berkley Corp.	5.600	05-15-15	1,345,000	1,440,566

See notes to financial statements	Semiannual report | Bond Fund 15

		Maturity
	Rate (%)	date	Par value	Value
Insurance (continued)

Willis Group Holdings PLC	5.750	03-15-21	$1,595,000	$1,652,838

Willis North America, Inc.	7.000	09-29-19	2,060,000	2,277,406

Real Estate Investment Trusts 3.43%

Boston Properties LP	3.700	11-15-18	880,000	879,444

Brandywine Operating Partnership LP	7.500	05-15-15	1,505,000	1,642,118

CommonWealth REIT	6.650	01-15-18	1,800,000	1,915,663

DDR Corp.	7.500	04-01-17	2,600,000	2,822,370

Dexus Property Group (S)	7.125	10-15-14	1,945,000	2,118,860

Duke Realty LP	6.750	03-15-20	2,095,000	2,229,794

Duke Realty LP	8.250	08-15-19	1,120,000	1,301,817

Goodman Funding Pty, Ltd. (S)	6.375	04-15-21	2,620,000	2,646,386

Health Care REIT, Inc.	4.950	01-15-21	1,610,000	1,505,440

Health Care REIT, Inc.	6.125	04-15-20	2,910,000	2,975,577

Health Care REIT, Inc.	6.200	06-01-16	1,835,000	1,962,355

Healthcare Realty Trust, Inc.	6.500	01-17-17	2,120,000	2,266,197

Mack-Cali Realty LP	7.750	08-15-19	1,410,000	1,661,906

MPT Operating Partnership LP	6.875	05-01-21	935,000	925,650

Post Apartment Homes LP	4.750	10-15-17	735,000	740,718

ProLogis LP	6.250	03-15-17	1,900,000	2,048,401

SL Green Realty Corp.	7.750	03-15-20	735,000	796,418

Ventas Realty LP	4.750	06-01-21	1,645,000	1,580,569

Vornado Realty LP	4.250	04-01-15	2,715,000	2,796,632

WEA Finance LLC (S)	6.750	09-02-19	1,180,000	1,294,435

Weyerhaeuser Company	7.375	03-15-32	2,960,000	2,969,425

Real Estate Management & Development 0.06%

Realogy Corp. (S)	7.875	02-15-19	855,000	735,300

Health Care 1.29%				14,676,512

Biotechnology 0.06%

Kinetic Concepts, Inc. (S)	10.500	11-01-18	740,000	710,400

Health Care Equipment & Supplies 0.21%

Alere, Inc.	7.875	02-01-16	1,595,000	1,575,063

Alere, Inc.	8.625	10-01-18	815,000	784,438

Health Care Providers & Services 0.58%

BioScrip, Inc.	10.250	10-01-15	1,160,000	1,136,800

Community Health Systems, Inc.	8.875	07-15-15	1,084,000	1,113,810

Gentiva Health Services, Inc.	11.500	09-01-18	280,000	219,100

HCA, Inc.	7.500	02-15-22	1,605,000	1,580,925

Medco Health Solutions, Inc.	7.125	03-15-18	2,225,000	2,570,064

Pharmaceuticals 0.44%

Catalent Pharma Solutions, Inc., PIK	9.500	04-15-15	1,657,387	1,657,387

Endo Pharmaceuticals Holdings, Inc. (S)	7.250	01-15-22	1,625,000	1,669,687

Valeant Pharmaceuticals International, Inc. (S)	6.750	10-01-17	385,000	370,563

Valeant Pharmaceuticals International, Inc. (S)	6.875	12-01-18	1,335,000	1,288,275

Industrials 5.46%				62,252,639

Aerospace & Defense 1.33%

Bombardier, Inc. (S)	7.750	03-15-20	1,015,000	1,086,050

Colt Defense LLC	8.750	11-15-17	950,000	693,500

16 Bond Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Aerospace & Defense (continued)

Ducommun, Inc. (S)	9.750	07-15-18	$295,000	$303,850

Embraer Overseas, Ltd.	6.375	01-15-20	1,485,000	1,614,938

Huntington Ingalls Industries, Inc. (S)	7.125	03-15-21	1,245,000	1,220,100

Kratos Defense & Security Solutions, Inc.	10.000	06-01-17	1,055,000	1,062,913

Lockheed Martin Corp.	3.350	09-15-21	2,650,000	2,568,009

Textron Financial Corp. (6.000% to 2-15-17,
then 3 month LIBOR + 1.735%) (S)	6.000	02-15-67	3,140,000	2,260,800

Textron, Inc.	5.600	12-01-17	1,945,000	2,028,641

TransDigm, Inc.	7.750	12-15-18	2,220,000	2,286,600

Airlines 2.24%

America West Airlines 2000-1 Pass
Through Trust	8.057	07-02-20	769,090	769,090

Continental Airlines 1997-4 Class A Pass
Through Trust	6.900	01-02-18	1,556,781	1,597,569

Continental Airlines 1998-1 Class A Pass
Through Trust	6.648	09-15-17	787,107	799,858

Continental Airlines 1999-1 Class A Pass
Through Trust	6.545	02-02-19	554,305	574,371

Continental Airlines 2000-2 Class B Pass
Through Trust	8.307	04-02-18	491,843	477,678

Continental Airlines 2007-1 Class A Pass
Through Trust	5.983	04-19-22	1,989,081	2,043,781

Continental Airlines 2010-1 Class A Pass
Through Trust	4.750	01-12-21	665,000	661,675

Delta Air Lines 2002-1 Class G-1 Pass
Through Trust	6.718	01-02-23	2,594,961	2,569,011

Delta Air Lines 2007-1 Class A Pass
Through Trust	6.821	08-10-22	2,458,107	2,501,123

Delta Air Lines 2010-1 Class A Pass
Through Trust	6.200	07-02-18	858,372	892,707

Delta Air Lines 2011-1 Class A Pass
Through Trust	5.300	04-15-19	1,655,000	1,655,000

Delta Air Lines, Inc. (S)	9.500	09-15-14	1,289,000	1,314,780

Northwest Airlines 2002-1 Class G-2 Pass
Through Trust	6.264	11-20-21	2,172,121	2,131,285

Northwest Airlines 2007-1 Class A Pass
Through Trust	7.027	11-01-19	1,520,782	1,513,178

U.S. Airways 2010-1 Class A Pass
Through Trust	6.250	04-22-23	1,591,904	1,432,713

UAL 2009-2A Pass Through Trust	9.750	01-15-17	1,707,537	1,869,753

United Air Lines 2007-1 Class C Pass
Through Trust
Series 2007-1 Class C	2.647	07-02-14	2,265,286	2,084,063

United Air Lines 2009-1 Pass Through Trust	10.400	11-01-16	610,446	665,386

Building Products 0.45%

Masco Corp.	7.125	03-15-20	1,280,000	1,269,970

Voto-Votorantim Overseas Trading Operations
NV (S)	6.625	09-25-19	1,800,000	1,894,500

Voto-Votorantim, Ltd. (S)	6.750	04-05-21	1,840,000	1,932,000

See notes to financial statements	Semiannual report | Bond Fund 17

		Maturity
	Rate (%)	date	Par value	Value
Commercial Services & Supplies 0.36%

Garda World Security Corp. (S)	9.750	03-15-17	$410,000	$410,000

International Lease Finance Corp. (S)	7.125	09-01-18	1,260,000	1,285,200

Steelcase, Inc.	6.375	02-15-21	2,285,000	2,395,087

Construction & Engineering 0.12%

Tutor Perini Corp.	7.625	11-01-18	1,430,000	1,322,750

Electrical Equipment 0.08%

Coleman Cable, Inc.	9.000	02-15-18	905,000	905,000

Industrial Conglomerates 0.18%

Odebrecht Finance, Ltd. (S)	7.000	04-21-20	1,120,000	1,195,600

Odebrecht Finance, Ltd. (Q)(S)	7.500	09-14-15	355,000	346,125

Tomkins LLC	9.000	10-01-18	509,000	549,720

Machinery 0.11%

Pentair, Inc.	5.000	05-15-21	1,240,000	1,303,810

Marine 0.16%

Navios Maritime Holdings, Inc.	8.125	02-15-19	945,000	727,650

Navios South American Logistics, Inc. (S)	9.250	04-15-19	1,295,000	1,128,269

Road & Rail 0.28%

The Hertz Corp.	6.750	04-15-19	2,505,000	2,429,850

Western Express, Inc. (S)	12.500	04-15-15	1,930,000	714,100

Trading Companies & Distributors 0.09%

Aircastle, Ltd.	9.750	08-01-18	990,000	1,034,550

Transportation Infrastructure 0.06%

Asciano Finance, Ltd. (S)	4.625	09-23-20	765,000	730,036

Information Technology 0.40%				4,539,053

Computers & Peripherals 0.12%

Hewlett-Packard Company	4.375	09-15-21	1,355,000	1,384,703

IT Services 0.28%

Brightstar Corp. (S)	9.500	12-01-16	2,275,000	2,286,375

Equinix, Inc.	8.125	03-01-18	815,000	867,975

Materials 4.48%				51,046,487

Chemicals 0.79%

American Pacific Corp.	9.000	02-01-15	1,000,000	968,750

Braskem America Finance Company (S)	7.125	07-22-41	1,545,000	1,487,063

Braskem Finance, Ltd. (S)	7.000	05-07-20	3,780,000	3,969,000

Fufeng Group, Ltd. (S)	7.625	04-13-16	1,375,000	1,127,500

Incitec Pivot Finance LLC (S)	6.000	12-10-19	1,370,000	1,483,026

Construction Materials 0.32%

Building Materials Corp. of America (S)	6.750	05-01-21	995,000	990,025

Cemex SAB de CV (S)	9.000	01-11-18	2,305,000	1,671,125

Severstal Columbus LLC	10.250	02-15-18	370,000	381,100

Vulcan Materials Company	7.500	06-15-21	530,000	523,375

Containers & Packaging 0.62%

Graphic Packaging International, Inc.	7.875	10-01-18	435,000	463,275

Graphic Packaging International, Inc.	9.500	06-15-17	835,000	910,150

Polymer Group, Inc. (S)	7.750	02-01-19	465,000	470,813

18 Bond Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Containers & Packaging (continued)

Pretium Packaging LLC (S)	11.500	04-01-16	$650,000	$643,500

Solo Cup Company	10.500	11-01-13	1,130,000	1,141,300

Temple-Inland, Inc.	6.625	01-15-18	3,085,000	3,438,652

Metals & Mining 1.83%

Alcoa, Inc.	5.400	04-15-21	1,575,000	1,499,272

Allegheny Technologies, Inc.	5.950	01-15-21	570,000	597,303

Allegheny Technologies, Inc.	9.375	06-01-19	1,205,000	1,506,973

ArcelorMittal	6.750	03-01-41	1,410,000	1,201,539

ArcelorMittal	9.850	06-01-19	1,470,000	1,594,330

Cliffs Natural Resources, Inc.	6.250	10-01-40	1,230,000	1,180,318

Commercial Metals Company	7.350	08-15-18	1,395,000	1,302,015

FMG Resources August 2006 Pty, Ltd. (S)	8.250	11-01-19	765,000	750,656

Gerdau Trade, Inc. (S)	5.750	01-30-21	1,345,000	1,291,200

JMC Steel Group (S)	8.250	03-15-18	775,000	728,500

Metinvest BV (S)	8.750	02-14-18	1,755,000	1,509,300

Rain CII Carbon LLC (S)	8.000	12-01-18	2,225,000	2,199,969

SunCoke Energy, Inc. (S)	7.625	08-01-19	1,125,000	1,102,500

Taseko Mines, Ltd.	7.750	04-15-19	495,000	447,975

Teck Resources, Ltd.	6.250	07-15-41	670,000	728,141

Teck Resources, Ltd.	10.750	05-15-19	936,000	1,151,280

Thompson Creek Metals Company, Inc. (S)	7.375	06-01-18	630,000	529,200

Vale Overseas, Ltd.	6.875	11-10-39	1,415,000	1,552,411

Paper & Forest Products 0.92%

Georgia-Pacific LLC (S)	5.400	11-01-20	3,320,000	3,567,360

Georgia-Pacific LLC	7.250	06-01-28	750,000	887,200

International Paper Company	9.375	05-15-19	1,650,000	2,111,817

Mercer International, Inc.	9.500	12-01-17	273,000	274,365

Verso Paper Holdings LLC	8.750	02-01-19	410,000	266,500

Westvaco Corp.	7.950	02-15-31	3,200,000	3,397,709

Telecommunication Services 3.12%				35,534,269

Diversified Telecommunication Services 2.44%

AT&T, Inc.	5.550	08-15-41	2,760,000	2,991,981

Axtel SAB de CV (S)	9.000	09-22-19	705,000	514,650

Brasil Telecom SA (BRL) (D)(S)	9.750	09-15-16	3,440,000	1,864,241

CenturyLink, Inc.	6.450	06-15-21	1,265,000	1,218,869

CenturyLink, Inc.	7.600	09-15-39	1,275,000	1,199,001

Crown Castle Towers LLC (S)	4.883	08-15-20	3,075,000	3,164,098

Crown Castle Towers LLC (S)	6.113	01-15-20	1,710,000	1,899,612

Frontier Communications Corp.	8.500	04-15-20	2,390,000	2,270,500

GTP Acquisition Partners I LLC (S)	4.347	06-15-16	1,805,000	1,817,596

GTP Acquisition Partners I LLC (S)	7.628	06-15-16	1,345,000	1,308,234

GTP Towers Issuer LLC (S)	8.112	02-15-15	3,740,000	3,848,341

PAETEC Holding Corp.	9.875	12-01-18	1,619,000	1,752,568

Telecom Italia Capital SA	7.200	07-18-36	1,490,000	1,178,209

Telecom Italia Capital SA	7.721	06-04-38	1,030,000	858,459

West Corp.	11.000	10-15-16	1,780,000	1,875,675

See notes to financial statements	Semiannual report | Bond Fund 19

		Maturity
	Rate (%)	date	Par value	Value
Wireless Telecommunication Services 0.68%

America Movil SAB de CV	5.000	03-30-20	$2,280,000	$2,434,885

NII Capital Corp.	8.875	12-15-19	1,655,000	1,754,300

NII Capital Corp.	10.000	08-15-16	940,000	1,066,900

SBA Telecommunications, Inc.	8.000	08-15-16	595,000	636,650

SBA Tower Trust (S)	5.101	04-15-17	1,790,000	1,879,500

Utilities 3.60%				41,048,945

Electric Utilities 1.53%

Beaver Valley II Funding	9.000	06-01-17	2,111,000	2,235,950

BVPS II Funding Corp.	8.890	06-01-17	1,700,000	1,877,411

Commonwealth Edison Company	5.800	03-15-18	1,955,000	2,286,726

Israel Electric Corp., Ltd. (S)	7.250	01-15-19	2,395,000	2,466,948

ITC Holdings Corp. (S)	5.500	01-15-20	1,670,000	1,875,178

NV Energy, Inc.	6.250	11-15-20	1,055,000	1,081,375

PNM Resources, Inc.	9.250	05-15-15	1,125,000	1,245,938

PNPP II Funding Corp.	9.120	05-30-16	674,000	728,345

PPL Capital Funding, Inc. (6.700% to 3-30-17,
then 3 month LIBOR + 2.665%) (P)	6.700	03-30-67	2,210,000	2,132,650

W3A Funding Corp.	8.090	01-02-17	1,548,591	1,545,122

Independent Power Producers & Energy Traders 1.07%

Allegheny Energy Supply Company LLC (S)	5.750	10-15-19	1,826,000	1,998,752

DPL, Inc. (S)	7.250	10-15-21	2,535,000	2,668,088

Exelon Generation Company LLC	6.250	10-01-39	1,810,000	2,149,967

Ipalco Enterprises, Inc. (S)	5.000	05-01-18	2,320,000	2,203,418

NRG Energy, Inc.	7.625	01-15-18	1,620,000	1,595,700

NRG Energy, Inc.	8.250	09-01-20	1,550,000	1,526,750

Multi-Utilities 0.68%

CMS Energy Corp.	6.250	02-01-20	2,885,000	2,971,919

Integrys Energy Group, Inc. (6.110% to
12-1-16, then 3 month LIBOR + 2.120%)	6.110	12-01-66	3,175,000	3,048,000

Wisconsin Energy Corp. (6.250% to 5-15-17,
then 3 month LIBOR + 2.113%)	6.250	05-15-67	1,710,000	1,710,000

Water Utilities 0.32%

Cia de Saneamento Basico do Estado de
Sao Paulo (S)	6.250	12-16-20	1,215,000	1,242,338

Midwest Generation LLC, Series B	8.560	01-02-16	1,680,555	1,684,756

Salton Sea Funding Corp., Series F	7.475	11-30-18	704,394	773,614

U.S. Government & Agency Obligations 29.97%				$341,688,788

(Cost $338,221,672)

U.S. Government 6.73%				76,774,247
U.S. Treasury
Strip, PO	2.907	11-15-30	$7,940,000	4,409,900

U.S. Treasury Bonds	3.750	08-15-41	16,955,000	19,286,313

U.S. Treasury Notes
Note	1.000	08-31-16	5,210,000	5,234,424
Note	2.000	11-15-21	48,190,000	47,843,610

20 Bond Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
U.S. Government Agency 23.24%				$264,914,541

Federal Home Loan Mortgage Corp.
30 yr pass thru	4.000	09-01-40	$12,135,581	12,616,884
30 yr pass thru	5.000	07-01-35	1,445,605	1,547,042
30 yr pass thru	6.500	06-01-37	189,038	208,976
30 yr pass thru	6.500	10-01-37	395,339	435,799
30 yr pass thru	6.500	11-01-37	819,704	903,596
30 yr pass thru	6.500	12-01-37	363,687	400,908
30 yr pass thru	6.500	02-01-38	184,804	203,718

Federal National Mortgage Association
15 Yr Pass Thru	4.000	06-01-24	15,860,870	16,637,642
30 Yr Pass Thru	4.000	03-01-39	12,931,762	13,478,991
30 Yr Pass Thru	4.000	10-01-40	8,196,858	8,577,022
30 Yr Pass Thru	4.000	11-01-40	3,824,937	3,995,163
30 Yr Pass Thru	4.000	09-01-41	10,841,097	11,387,940
30 Yr Pass Thru	4.000	09-01-41	9,010,656	9,465,169
30 Yr Pass Thru	4.000	09-01-41	20,928,215	21,911,929
30 Yr Pass Thru	4.000	10-01-41	5,482,481	5,740,180
30 Yr Pass Thru	4.000	11-01-41	5,500,000	5,733,601
30 Yr Pass Thru	4.500	07-01-41	10,486,544	11,123,394
30 Yr Pass Thru	5.000	11-01-33	2,184,235	2,346,544
30 Yr Pass Thru	5.000	09-01-40	14,667,359	15,754,990
30 Yr Pass Thru	5.000	09-01-40	14,915,544	16,021,579
30 Yr Pass Thru	5.000	02-01-41	8,916,579	9,580,558
30 Yr Pass Thru	5.000	03-01-41	10,430,153	11,206,842
30 Yr Pass Thru	5.000	04-01-41	4,033,876	4,412,418
30 Yr Pass Thru	5.500	09-01-34	7,332,400	7,979,531
30 Yr Pass Thru	5.500	05-01-35	11,130,504	12,112,843
30 Yr Pass Thru	5.500	12-01-36	4,606,697	4,996,713
30 Yr Pass Thru	5.500	01-01-39	8,824,655	9,624,171
30 Yr Pass Thru	5.500	06-01-39	3,385,259	3,688,791
30 Yr Pass Thru	6.000	05-01-37	9,022,074	9,908,030
30 Yr Pass Thru	6.000	07-01-38	10,149,139	11,174,316
30 Yr Pass Thru	6.500	01-01-39	14,009,201	15,522,852
30 Yr Pass Thru	6.500	03-01-39	692,777	768,712
30 Yr Pass Thru	6.500	06-01-39	4,908,180	5,447,697

Convertible Bonds 0.13%				$1,449,010

(Cost $1,207,911)

Consumer Discretionary 0.06%				624,510

Media 0.06%

XM Satellite Radio, Inc. (S)	7.000	12-01-14	$486,000	624,510

Industrials 0.07%				824,500

Airlines 0.07%

US Airways Group, Inc.	7.250	05-15-14	680,000	824,500

Municipal Bonds 0.17%				$1,992,963

(Cost $1,821,185)

State of California	7.600	11-01-40	$905,000	1,085,502

State of Illinois	5.100	06-01-33	1,015,000	907,461

See notes to financial statements	Semiannual report | Bond Fund 21

		Maturity
	Rate (%)	date	Par value	Value
Term Loans (M) 0.70%				$7,979,578

(Cost $9,003,573)

Consumer Discretionary 0.56%				6,352,778

Automobiles 0.16%

Chrysler Group LLC	6.000	05-24-17	$1,995,000	1,829,415

Hotels, Restaurants & Leisure 0.32%

CCM Merger, Inc.	7.000	03-01-17	769,984	763,246

East Valley Tourist Development Authority	12.000	08-06-12	851,732	596,212

Kalispel Tribal Economic Authority	7.500	02-22-17	2,496,089	2,296,402

Media 0.08%

Vertis, Inc.	11.750	12-31-15	1,321,909	867,503

Financials 0.14%				1,626,800

Real Estate Investment Trusts 0.07%

iStar Financial, Inc.	7.000	06-30-14	880,000	844,800

Real Estate Management & Development 0.07%

Realogy Corp.	13.500	10-15-17	800,000	782,000

Capital Preferred Securities 1.87%				$21,272,475

(Cost $22,272,191)

Financials 1.87%				21,272,475

Capital Markets 0.52%

State Street Capital Trust III (Q)	5.337	01-12-12	$3,275,000	3,190,603

State Street Capital Trust IV	1.347	06-15-37	4,005,000	2,729,119

Commercial Banks 0.95%

Allfirst Preferred Capital Trust	1.903	07-15-29	1,305,000	976,858

Fifth Third Capital Trust IV (6.500% to 4-15-17
then 3 month LIBOR + 1.368%)	6.500	04-15-37	3,425,000	3,305,125

PNC Financial Services Group, Inc. (Q)	6.750	08-01-21	900,000	873,873

PNC Preferred Funding Trust III (8.700% to
3-15-13, then 3 month LIBOR + 5.226%) (Q)(S)	8.700	03-15-13	3,330,000	3,387,909

Regions Financing Trust II (6.625% to 5-15-27,
then 3 month LIBOR + 1.290%)	6.625	05-15-47	685,000	548,000

Sovereign Capital Trust VI	7.908	06-13-36	1,840,000	1,729,600

Insurance 0.40%

Aon Corp.	8.205	01-01-27	1,380,000	1,554,925

MetLife Capital Trust X (9.250% to 4-8-38,
then 3 month LIBOR + 5.540%) (S)	9.250	04-08-38	1,450,000	1,618,563

ZFS Finance USA Trust II (6.450% to 6-15-16,
then 3 month LIBOR + 2.000%) (S)	6.450	12-15-65	1,480,000	1,357,900

Collateralized Mortgage Obligations 11.80%				$134,499,672

(Cost $140,669,889)

Commercial & Residential 10.72%				122,206,155
American Home Mortgage Assets
Series 2006-6, Class A1A	0.447	12-25-46	$2,173,932	894,453
Series 2006-6, Class XP IO	1.280	12-25-46	23,186,791	1,426,389

American Tower Trust
Series 2007-1A, Class D (S)	5.957	04-15-37	3,175,000	3,376,038
Series 2007-1A, Class C (S)	5.615	04-15-37	2,875,000	3,037,938

22 Bond Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Commercial & Residential (continued)

Banc of America Commercial Mortgage, Inc.
Series 2006-2, Class AM	5.956	05-10-45	$2,380,000	$2,451,850
Series 2006-4, Class AM	5.675	07-10-46	2,375,000	2,295,984
Series 2006-3, Class A4	5.889	07-10-44	3,485,000	3,770,338

Bear Stearns Alt-A Trust
Series 2004-12 1A1	0.607	01-25-35	3,077,206	2,560,383
Series 2005-3, Class B2	2.487	04-25-35	1,130,143	27,575

Bear Stearns Commercial Mortgage
Securities, Inc.
Series 2006-PW14, Class D (S)	5.412	12-11-38	2,480,000	1,065,564

Citigroup Commercial Mortgage Trust
Series 2006-C4, Class A3 (P)	5.922	03-15-49	3,725,000	4,104,280

Citigroup/Deutsche Bank Commercial
Mortgage Trust
Series 2005-CD1, Class C (P)	5.400	07-15-44	1,030,000	700,948

Commercial Mortgage Pass Through
Certificates (P)
Series 2007-C9, Class A4	6.008	12-10-49	5,595,000	6,115,497

First Horizon Alternative Mortgage Securities
Series 2004-AA5, Class B1	2.326	12-25-34	1,165,044	132,740

GMAC Mortgage Loan Trust
Series 2004-AR2, Class 3A (P)	3.168	08-19-34	3,380,432	2,918,273

Greenwich Capital Commercial Funding Corp.
Series 2006-GG7, Class AM (P)	6.073	07-10-38	2,375,000	2,356,321
Series 2007-GG9, Class C (P)	5.554	03-10-39	1,810,000	497,750

GSR Mortgage Loan Trust
Series 2005-AR6, Class 3A1	2.722	09-25-35	2,895,233	2,422,522
Series 2004-9, Class B1	3.101	08-25-34	1,630,409	600,545
Series 2006-AR1, Class 3A1	5.029	01-25-36	3,266,746	2,675,814

Harborview Mortgage Loan Trust
Series 2004-11, Class X1 IO	2.030	01-19-35	18,983,684	1,340,768
Series 2005-11, Class X IO	2.070	08-19-45	12,101,588	533,502
Series 2005-8, Class 1X IO	2.185	09-19-35	18,416,542	875,377
Series 2007-3, Class ES IO	0.349	05-19-47	77,339,348	510,440
Series 2007-4, Class ES IO	0.349	07-19-47	96,415,047	520,641
Series 2007-6, Class ES IO (S)	0.342	08-19-37	64,654,522	409,910

IndyMac Index Mortgage Loan Trust
Series 2004-AR13, Class B1	5.296	01-25-35	1,097,795	94,731
Series 2005-AR18, Class 1X IO	2.083	10-25-36	29,930,923	1,608,787
Series 2005-AR18, Class 2X IO	1.747	10-25-36	49,199,139	2,542,120
Series 2005-AR5, Class B1	2.600	05-25-35	905,875	8,921

JPMorgan Chase Commercial Mortgage
Securities Corp.
Series 2006-LDP7, Class AM	6.072	04-15-45	3,345,000	3,426,120
Series 2007-CB18, Class A4	5.440	06-12-47	4,610,000	4,874,384
Series 2005-LDP3, Class A4B	4.996	08-15-42	3,635,000	3,796,405

JPMorgan Mortgage Trust
Series 2006-A7, Class 2A5 (P)	3.023	01-25-37	248,858	4,670

LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class AM	5.413	09-15-39	4,715,000	4,703,849
Series 2007-C1, Class AM	5.455	02-15-40	3,515,000	3,362,685
Series 2006-C4, Class A4	6.067	06-15-38	4,165,000	4,611,775
Series 2007-C2, Class A3	5.430	02-15-40	4,910,000	5,153,904

Merrill Lynch
Series 2006-2, Class A4 (P)	6.097	06-12-46	4,535,000	5,025,750

See notes to financial statements	Semiannual report | Bond Fund 23

		Maturity
	Rate (%)	date	Par value	Value
Commercial & Residential (continued)

MLCC Mortgage Investors, Inc.
Series 2006-3, Class 2A1 (P)	2.377	10-25-36	$2,967,853	$2,658,887
Series 2007-3, Class M1 (P)	5.327	09-25-37	1,056,892	645,793
Series 2007-3, Class M2 (P)	5.327	09-25-37	395,223	221,662
Series 2007-3, Class M3 (P)	5.327	09-25-37	281,018	89,154

Morgan Stanley Capital I
Series 2007-IQ13, Class A4	5.364	03-15-44	4,875,000	5,077,956
Series 2008-HQ8, Class AM	5.647	03-12-44	4,600,000	4,672,961

Provident Funding Mortgage Loan Trust
Series 2005-1, Class B1 (P)	2.644	05-25-35	1,484,725	221,277

Residential Accredit Loans, Inc.
Series 2005-QO4, Class X IO	2.494	12-25-45	29,231,684	1,424,507

Structured Asset Securities Corp.
Series 2003-6A, Class B1 (P)	2.655	03-25-33	1,817,722	1,206,168

Thornburg Mortgage Securities Trust
Series 2004-1, Class II2A (P)	1.747	03-25-44	3,319,197	2,792,653

WaMu Mortgage Pass Through Certificates
Series 2005-AR1, Class X IO	1.509	01-25-45	42,445,830	1,884,892
Series 2005-AR12, Class 1A2	2.485	10-25-35	889,134	830,767
Series 2005-AR13, Class X IO	1.498	10-25-45	111,652,665	5,517,551
Series 2005-AR19, Class B1	0.957	12-25-45	2,229,256	294,494
Series 2005-AR6, Class X IO	1.666	04-25-45	35,612,931	1,726,917
Series 2005-AR8, Class X IO	1.646	07-25-45	30,107,630	1,486,212
Series 2006-AR4, Class 1A1B	1.158	05-25-46	2,057,632	991,902
Series 2005-AR13, Class B1	0.857	10-25-45	3,818,963	551,997
Series 2005-AR6, Class B1	0.857	04-25-45	4,267,218	527,142

Wells Fargo Mortgage Backed Securities Trust
Series 2005-AR5, Class 1A1	5.115	04-25-35	2,407,561	2,030,758
Series 2006-AR15, Class A3	5.302	10-25-36	2,386,056	516,564

U.S. Government Agency 1.08%				12,293,517

Federal Home Loan Mortgage Corp.
Series 3581, Class IO	6.000	10-15-39	2,433,264	359,796
Series 3623, Class LI IO	4.500	01-15-25	2,305,903	199,513
Series 3630, Class BI IO	4.000	05-15-27	1,557,106	101,160
Series 3794, Class PI IO	4.500	02-15-38	3,614,346	454,311

Federal National Mortgage Association
Series 2009-109, Class IW IO	4.500	04-25-38	3,716,118	376,504
Series 2009-47, Class EI IO	5.000	08-25-19	3,250,412	342,851
Series 2009-50, Class GI IO	5.000	05-25-39	6,460,297	992,941
Series 2009-78, Class IB IO	5.000	06-25-39	8,718,701	1,224,578
Series 2010-14, Class AI IO	4.000	08-25-27	4,626,095	368,540
Series 2010-36, Class BI IO	4.000	03-25-28	4,719,774	376,928
Series 398, Class C3 IO	4.500	05-25-39	5,131,088	724,794
Series 401, Class C2 IO	4.500	06-25-39	3,389,899	381,418
Series 402, Class 3 IO	4.000	11-25-39	4,121,380	610,213
Series 402, Class 4 IO	4.000	10-25-39	7,168,689	1,113,745
Series 402, Class 7 IO	4.500	11-25-39	6,436,779	876,256
Series 407, Class 15 IO	5.000	01-25-40	6,046,681	967,759
Series 407, Class 16 IO	5.000	01-25-40	1,493,113	210,074
Series 407, Class 17 IO	5.000	01-25-40	1,266,842	180,734
Series 407, Class 21 IO	5.000	01-25-39	5,286,596	619,670
Series 407, Class 7 IO	5.000	03-25-41	4,078,409	719,772
Series 407, Class 8 IO	5.000	03-25-41	1,901,907	339,064

Government National Mortgage Association
Series 2010-78, Class AI IO	4.500	04-20-39	6,266,717	752,896

24 Bond Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Asset Backed Securities 5.06%				$57,685,091

(Cost $59,453,244)

Aegis Asset Backed Securities Trust
Series 2004-3, Class A1 (P)	0.617	09-25-34	$1,597,882	1,441,389

Asset Backed Funding Certificates
Series 2005-HE1, Class M1 (P)	0.677	03-25-35	1,652,918	1,276,645

Bayview Financial Acquisition Trust
Series 2006-A, Class 2A3 (P)	0.607	02-28-41	1,507,444	1,310,167

Bravo Mortgage Asset Trust
Series 2006-1A, Class A2 (P)(S)	0.497	07-25-36	2,444,280	1,886,091

Carrington Mortgage Loan Trust
Series 2005-OPT2, Class M2 (P)	0.707	05-25-35	1,725,000	1,525,074
Series 2006-NC4, Class A5 (P)	0.317	10-25-36	580,263	448,493

Citigroup Mortgage Loan Trust
Series 2006-WFH3, Class A3	0.407	10-25-36	2,770,808	2,503,946

ContiMortgage Home Equity Loan Trust
Series 1995-2, Class A–5	8.100	08-15-25	171,854	170,621

Countrywide Asset-Backed Certificates
Series 2006-3, Class 2A2 (P)	0.437	06-25-36	2,569,135	2,012,408

Credit-Based Asset Servicing and
Securitization LLC
Series 2005-CB2, Class M1	0.697	04-25-36	3,073,905	2,678,622

Dominos Pizza Master Issuer LLC
Series 2007-1, Class M1 (S)	7.629	04-25-37	3,715,000	3,789,300
Series 2007-1, Class A2 (S)	5.261	04-25-37	3,180,000	3,201,847

Fremont Home Loan Trust
Series 2005-1, Class M3	0.767	06-25-35	1,300,000	1,154,462

FUEL Trust
Series 2011-1 (S)	4.207	04-15-16	2,765,000	2,719,582

Home Equity Asset Trust
Series 2005-5, Class M1	0.737	11-25-35	2,035,000	1,533,676
Series 2007-3, Class 2A2	0.437	08-25-37	8,050,000	5,486,679

Leaf Capital Funding SPE A LLC
Series 2010-A, Class C (S)	7.249	12-15-20	362,000	362,000
Series 2010-A, Class D (S)	10.249	12-15-20	277,623	277,623
Series 2010-A, Class E1 (S)	14.749	12-15-20	324,000	324,000

Leaf II Receivables Funding LLC
Series 2011-1, Class A (S)	1.700	12-20-18	1,401,777	1,374,021

Master Asset Backed Securities Trust
Series 2007-HE2, Class A2	0.957	08-25-37	2,541,422	2,215,383

Merrill Lynch Mortgage Investors, Inc.
Series 2005-HE2, Class A2C	0.627	09-25-36	2,615,000	2,252,642
Series 2005-WMC1, Class M1	1.007	09-25-35	1,190,449	1,095,719

New Century Home Equity Loan Trust
Series 2005-1, Class M1	0.707	03-25-35	1,495,000	1,008,847
Series 2005-3, Class M1	0.737	07-25-35	1,265,000	1,081,493

Novastar Home Equity Loan
Series 2004-4, Class M3 (P)	1.337	03-25-35	2,720,000	2,426,711

Park Place Securities, Inc.
Series 2004-WHQ2, Class M2 (P)	0.887	02-25-35	3,650,000	2,801,324
Series 2005-WCH1, Class M2 (P)	0.777	01-25-36	3,580,000	3,059,575

Renaissance Home Equity Loan Trust
Series 2005-2, Class AF3	4.499	08-25-35	405,735	393,814
Series 2005-2, Class AF4	4.934	08-25-35	2,365,000	1,813,217

See notes to financial statements	Semiannual report | Bond Fund 25

		Maturity
	Rate (%)	date	Par value	Value
Asset Backed Securities (continued)

Residential Asset Securities Corp.
Series 2005-KS4, Class M1 (P)	0.667	05-25-35	$1,665,133	$1,478,400

Sonic Capital LLC
Series 2011-1A, Class A2 (S)	5.438	05-20-41	2,531,450	2,581,320

			Shares	Value
Preferred Securities 0.80%				$9,116,934

(Cost $10,285,132)

Consumer Discretionary 0.11%				1,204,654

Hotels, Restaurants & Leisure 0.11%

Greektown Superholdings, Inc., Series A (I)			17,280	1,204,654

Consumer Staples 0.18%				2,025,656

Food & Staples Retailing 0.18%

Ocean Spray Cranberries, Inc., Series A,
6.250% (S)			23,250	2,025,656

Energy 0.09%				1,081,914

Oil, Gas & Consumable Fuels 0.09%

Apache Corp., Series D, 6.000% (L)			19,021	1,081,914

Financials 0.40%				4,612,280

Consumer Finance 0.08%

Ally Financial, Inc., 7.300%			48,470	981,518

Diversified Financial Services 0.32%

Bank of America Corp., Series MER, 8.625%			89,220	1,980,672

Citigroup Capital XIII (7.875% to 10-30-15,
then 3 month LIBOR + 6.370%), 7.875%			16,000	410,720

GMAC Capital Trust I (8.125% to 2-15-16,
then 3 month LIBOR + 5.785%), 8.125%			65,230	1,239,370

Utilities 0.02%				192,430

Electric Utilities 0.02%

PPL Corp., 8.750%			3,500	192,430

			Shares	Value
Common Stocks 0.01%				$61,697

(Cost $97,862)

Consumer Discretionary 0.01%				61,697
Greektown Superholdings, Inc. (I)			885	61,697

		Yield (%)	Shares	Value
Securities Lending Collateral 0.09%				$998,906

(Cost $999,073)

John Hancock Collateral Investment Trust (W)		0.3328 (Y)	99,820	998,906

26 Bond Fund | Semiannual report	See notes to financial statements

		Maturity
	Yield (%)	date	Par value	Value
Short-Term Investments 0.72%				$8,216,000

(Cost $8,216,000)

Repurchase Agreement 0.72%				8,216,000
Repurchase Agreement with State Street
Corp. dated 11-30-11 at 0.010% to be
repurchased at $8,216,002 on 12-1-11,
collateralized by $8,190,000 Federal Home
Loan Bank, 1.750% due 12-14-12 (valued at
$8,384,513, including interest).	0.010	12-02-11	$8,216,000	8,216,000

Total investments (Cost $1,117,445,097)† 97.37%			$1,109,919,466

Other assets and liabilities, net 2.63%				$30,001,682

Total net assets 100.00%			$1,139,921,148

The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable of the Fund.

BRL Brazilian Real

IO Interest Only Security — Interest Tranche of Stripped Mortgage Pool. Rate shown is the annualized yield at the end of the period.

LIBOR London Interbank Offered Rate

PIK Payment-in-kind

PO Principal-Only Security — Principal Tranche of Stripped Mortgage Pool. Rate shown is the annualized yield on date of purchase.

(D) Par value of foreign bonds is expressed in local currency as shown parenthetically in security description.

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of 11-30-11.

(M) All or a portion of this security represents unsettled loan commitment. The coupon rate will be determined at time of settlement.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Q) Perpetual bonds have no stated maturity date. Date shown is next call date.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $190,942,323 or 16.75% of the Fund’s net assets as of 11-30-11.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 11-30-11.

† At 11-30-11, the aggregate cost of investment securities for federal income tax purposes was $1,119,033,603. Net unrealized depreciation aggregated $9,114,137, of which $45,167,051 related to appreciated investment securities and $54,281,188 related to depreciated investment securities.

See notes to financial statements	Semiannual report | Bond Fund 27

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 11-30-11 (unaudited)

This Statement of assets and liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $1,116,446,024)
including $979,200 of securities loaned (Note 2)	$1,108,920,560
Investments in affiliated issuers, at value (Cost $999,073) (Note 2)	998,906

Total investments, at value (Cost $1,117,445,097)	1,109,919,466
Cash	16,927,010
Cash held at broker for futures contracts	306,075
Receivable for investments sold	3,038,116
Receivable for fund shares sold	2,949,740
Dividends and interest receivable	12,679,709
Other receivables and prepaid expenses	130,175

Total assets	1,145,950,291

Liabilities

Payable for investments purchased	1,595,888
Payable for delayed delivery securities purchased	689,171
Payable for fund shares repurchased	1,341,762
Payable upon return of securities loaned (Note 2)	999,000
Payable for futures variation margin (Note 3)	155,265
Distributions payable	747,637
Payable to affiliates
Accounting and legal services fees	31,872
Transfer agent fees	197,464
Distribution and service fees	74,508
Trustees’ fees	57,530
Other liabilities and accrued expenses	139,046

Total liabilities	6,029,143

Net assets

Paid-in capital	$1,143,136,967
Accumulated distributions in excess of net investment income	(218,687)
Accumulated net realized gain on investments, futures contracts and
foreign currency transactions	4,735,671
Net unrealized appreciation (depreciation) on investments, futures
contracts and translation of assets and liabilities in foreign currencies	(7,732,803)

Net assets	$1,139,921,148

28 Bond Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($945,180,515 ÷ 61,644,115 shares)	$15.33
Class B ($31,019,941 ÷ 2,023,294 shares)[1]	$15.33
Class C ($91,262,347 ÷ 5,951,787 shares)[1]	$15.33
Class I ($72,359,732 ÷ 4,719,061 shares)	$15.33
Class R6 ($98,613 ÷ 6,431 shares)	$15.33

Maximum offering price per share

Class A (net asset value per share ÷ 95.5%)[2]	$16.05

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements	Semiannual report | Bond Fund 29

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the six-month period ended 11-30-11
(unaudited)

This Statement of operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$32,144,763
Dividends	356,971
Securities lending	2,138
Less foreign taxes withheld	(568)

Total investment income	32,503,304

Expenses

Investment management fees (Note 5)	2,687,311
Distribution and service fees (Note 5)	1,939,213
Accounting and legal services fees (Note 5)	93,735
Transfer agent fees (Note 5)	1,085,077
Trustees’ fees (Note 5)	38,674
State registration fees	47,719
Printing and postage	62,895
Professional fees	52,722
Custodian fees	75,228
Registration and filing fees	16,595
Other	21,461

Total expenses	6,120,630
Less expense reductions (Note 5)	(231,956)

Net expenses	5,888,674

Net investment income	26,614,630

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	15,232,138
Investments in affiliated issuers	(441)
Futures contracts (Note 3)	819,875
Foreign currency transactions	482,773
16,534,345
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(52,735,008)
Investments in affiliated issuers	(68)
Futures contracts (Note 3)	(149,991)
Translation of assets and liabilities in foreign currencies	45,539
(52,839,528)
Net realized and unrealized loss	(36,305,183)

Decrease in net assets from operations	($9,690,553)

30 Bond Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Six months
	ended	Year
	11-30-11	ended
	(Unaudited)	5-31-11
Increase (decrease) in net assets

From operations
Net investment income	$26,614,630	$52,425,624
Net realized gain	16,534,345	13,852,969
Change in net unrealized appreciation (depreciation)	(52,839,528)	44,909,856

Increase (decrease) in net assets resulting from operations	(9,690,553)	111,188,449

Distributions to shareholders
From net investment income
Class A	(23,609,573)	(48,723,911)
Class B	(637,315)	(1,335,131)
Class C	(1,773,972)	(2,798,851)
Class I	(1,885,553)	(3,056,347)
Class R6	(1,374)	—

Total distributions	(27,907,787)	(55,914,240)

From Fund share transactions (Note 6)	92,830,241	114,659,284

Total increase	55,231,901	169,933,493

Net assets

Beginning of period	1,084,689,247	914,755,754

End of period	$1,139,921,148	$1,084,689,247

Undistributed/(Accumulated distributions in excess of)
net investment income	($218,687)	$1,074,470

See notes to financial statements	Semiannual report | Bond Fund 31

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES Period ended	11-30-11[1]	5-31-11	5-31-10	5-31-09	5-31-08	5-31-07

Per share operating performance

Net asset value, beginning of period	$15.86	$15.00	$12.96	$14.31	$14.75	$14.51
Net investment income[2]	0.38	0.81	0.97	0.87	0.81	0.75
Net realized and unrealized gain (loss)
on investments	(0.51)	0.92	2.05	(1.34)	(0.43)	0.26
Total from investment operations	(0.13)	1.73	3.02	(0.47)	0.38	1.01
Less distributions
From net investment income	(0.40)	(0.87)	(0.98)	(0.88)	(0.82)	(0.77)
Net asset value, end of period	$15.33	$15.86	$15.00	$12.96	$14.31	$14.75
Total return (%)[3]	(0.84)[4,5]	11.78	23.83[5]	(3.02)	2.57	7.08

Ratios and supplemental data

Net assets, end of period (in millions)	$945	$912	$819	$686	$824	$870
Ratios (as a percentage of average net assets):
Expenses before reductions	1.06[6]	1.05	1.08	1.16[7]	1.05	1.05
Expenses net of fee waivers and credits	1.02[6]	1.05	1.07	1.16[7]	1.05	1.05
Net investment income	4.86[6]	5.24	6.71	6.71	5.54	5.11
Portfolio turnover (%)	36	73	88	90	90	106

1 Semiannual period from 6-1-11 to 11-30-11. Unaudited.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Not annualized.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Annualized.
7 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

CLASS B SHARES Period ended	11-30-11[1]	5-31-11	5-31-10	5-31-09	5-31-08	5-31-07

Per share operating performance

Net asset value, beginning of period	$15.86	$15.00	$12.95	$14.31	$14.75	$14.51
Net investment income[2]	0.32	0.70	0.86	0.77	0.71	0.65
Net realized and unrealized gain (loss)
on investments	(0.51)	0.92	2.07	(1.34)	(0.43)	0.26
Total from investment operations	(0.19)	1.62	2.93	(0.57)	0.28	0.91
Less distributions
From net investment income	(0.34)	(0.76)	(0.88)	(0.79)	(0.72)	(0.67)
Net asset value, end of period	$15.33	$15.86	$15.00	$12.95	$14.31	$14.75
Total return (%)[3]	(1.19)[4,5]	11.00	23.05[5]	(3.77)	1.86[5]	6.33

Ratios and supplemental data

Net assets, end of period (in millions)	$31	$28	$25	$28	$42	$59
Ratios (as a percentage of average net assets):
Expenses before reductions	1.76[6]	1.75	1.78	1.86[7]	1.76	1.75
Expenses net of fee waivers and credits	1.72[6]	1.75	1.77	1.86[7]	1.75	1.75
Net investment income	4.16[6]	4.53	6.01	5.96	4.82	4.40
Portfolio turnover (%)	36	73	88	90	90	106

1 Semiannual period from 6-1-11 to 11-30-11. Unaudited.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Not annualized.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Annualized.
7 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

32 Bond Fund | Semiannual report	See notes to financial statements

CLASS C SHARES Period ended	11-30-11[1]	5-31-11	5-31-10	5-31-09	5-31-08	5-31-07

Per share operating performance

Net asset value, beginning of period	$15.86	$15.00	$12.96	$14.31	$14.75	$14.51
Net investment income[2]	0.32	0.70	0.86	0.78	0.71	0.65
Net realized and unrealized gain (loss)
on investments	(0.51)	0.92	2.06	(1.34)	(0.43)	0.26
Total from investment operations	(0.19)	1.62	2.92	(0.56)	0.28	0.91
Less distributions
From net investment income	(0.34)	(0.76)	(0.88)	(0.79)	(0.72)	(0.67)
Net asset value, end of period	$15.33	$15.86	$15.00	$12.96	$14.31	$14.75
Total return (%)[3]	(1.19)[4,5]	11.00	22.98[5]	(3.70)	1.86	6.33

Ratios and supplemental data

Net assets, end of period (in millions)	$91	$71	$40	$26	$29	$23
Ratios (as a percentage of average net assets):
Expenses before reductions	1.76[6]	1.75	1.78	1.86[7]	1.75	1.75
Expenses net of fee waivers and credits	1.72[6]	1.75	1.77	1.86[7]	1.75	1.75
Net investment income	4.16[6]	4.50	5.98	6.02	4.86	4.41
Portfolio turnover (%)	36	73	88	90	90	106

1 Semiannual period from 6-1-11 to 11-30-11. Unaudited.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Not annualized.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Annualized.
7 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

CLASS I SHARES Period ended	11-30-11[1]	5-31-11	5-31-10	5-31-09	5-31-08	5-31-07

Per share operating performance

Net asset value, beginning of period	$15.86	$14.99	$12.96	$14.31	$14.74	$14.51
Net investment income[2]	0.41	0.88	1.03	0.93	0.88	0.81
Net realized and unrealized gain (loss)
on investments	(0.51)	0.92	2.05	(1.35)	(0.43)	0.25
Total from investment operations	(0.10)	1.80	3.08	(0.42)	0.45	1.06
Less distributions
From net investment income	(0.43)	(0.93)	(1.05)	(0.93)	(0.88)	(0.83)
Net asset value, end of period	$15.33	$15.86	$14.99	$12.96	$14.31	$14.74
Total return (%)	(0.65)[3,4]	12.33	24.31	(2.60)	3.01	7.53

Ratios and supplemental data

Net assets, end of period (in millions)	$72	$74	$30	$19	$22	$5
Ratios (as a percentage of average net assets):
Expenses before reductions	0.67[5]	0.62	0.63	0.70[6]	0.62	0.62
Expenses net of fee waivers and credits	0.62[5]	0.62	0.63	0.70[6]	0.62	0.62
Net investment income	5.26[5]	5.64	7.13	7.22	6.08	5.54
Portfolio turnover (%)	36	73	88	90	90	106

1 Semiannual period from 6-1-11 to 11-30-11. Unaudited.
2 Based on the average daily shares outstanding.
3 Not annualized.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Annualized.
6 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

See notes to financial statements	Semiannual report | Bond Fund 33

CLASS R6 SHARES Period ended	11-30-11[1,2]

Per share operating performance

Net asset value, beginning of period	$15.55
Net investment income[3]	0.20
Net realized and unrealized gain on investments	(0.21)
Total from investment operations	(0.01)
Less distributions
From net investment income	(0.21)
Net asset value, end of period	$15.33
Total return (%)	(0.04)[4,5]

Ratios and supplemental data

Net assets, end of period (in millions)	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.61[7]
Expenses net of fee waivers and credits	0.56[7]
Net investment income	5.30[7]
Portfolio turnover (%)	36

1 Period from 9-1-11 (inception date) to 11-30-11.
2 Semiannual period from 6-1-11 to 11-30-11. Unaudited.
3 Based on the average daily shares outstanding.
4 Not annualized.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Less than $500,000.
7 Annualized.

34 Bond Fund | Semiannual report	See notes to financial statements

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock Bond Fund (the Fund) is a diversified series of John Hancock Sovereign Bond Fund (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek a high level of current income consistent with prudent investment risk.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A, Class B and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are available only to certain retirement plans, institutions and other investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase. Certain Class I shares may be exchanged for Class R6 shares within one year after the commencement of operations of Class R6 shares.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Semiannual report | Bond Fund 35

The following is a summary of the values by input classification of the Fund’s investments as of November 30, 2011, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 11-30-11	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Corporate Bonds	$524,958,352	—	$523,570,433	$1,387,919
U.S. Government & Agency
Obligations	341,688,788	—	341,688,788	—
Convertible Bonds	1,449,010	—	1,449,010	—
Municipal Bonds	1,992,963	—	1,992,963	—
Term Loans	7,979,578	—	7,979,578	—
Capital Preferred Securities	21,272,475	—	21,272,475	—
Collateralized Mortgage
Obligations	134,499,672	—	133,989,232	510,440
Asset Backed Securities	57,685,091	—	56,721,468	963,623
Preferred Securities	9,116,934	$5,886,624	2,025,656	1,204,654
Common Stocks	61,697	—	—	61,697
Securities Lending Collateral	998,906	998,906	—	—
Short-Term Investments	8,216,000	—	8,216,000	—

Total Investments in
Securities	$1,109,919,466	$6,885,530	$1,098,905,603	$4,128,333
Other Financial Instruments
Futures	($205,299)	($205,299)	—	—

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. During the six months ended November 30, 2011, there were no significant transfers into or out of Level 1 assets.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

		COLLATERALIZED
	CORPORATE	MORTGAGE	ASSET BACKED	PREFERRED
	BONDS	OBLIGATIONS	SECURITIES	SECURITIES	COMMON STOCKS	TOTALS

Balance as of 5-31-11	$2,202,254	$9,807,309	$5,865,818	—	—	$17,875,381
Realized gain (loss)	15,302	—	—	—	—	15,302
Change in unrealized
appreciation (depreciation)	(142,217)	19,439	—	($334,476)	($17,130)	(474,384)
Purchases	—	804	3,131,359	—	—	3,132,163
Sales	(687,420)	(60,304)	(5,444,279)	—	—	(6,192,003)
Transfers into Level 3	—	—	—	1,539,130	78,827	1,617,957
Transfers out of Level 3	—	(9,256,808)	(2,589,275)	—	—	(11,846,083)
Balance as
of 11-30-11	$1,387,919	$510,440	$963,623	$1,204,654	$61,697	$4,128,333
Change in unrealized at
period end*	($151,292)	$19,439	—	($334,476)	($17,130)	($483,459)

*Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at the period end. This balance is included in the change in unrealized appreciation (depreciation) on the Statement of operations.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities, including exchange-traded funds, held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by the Fund in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values

36 Bond Fund | Semiannual report

each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities and forward foreign currency contracts traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income is recorded when the Fund becomes aware of the dividends. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The Fund may lend its securities to earn additional income. It receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The Fund will invest its collateral in JHCIT, an affiliate of the Fund, and as a result, the Fund will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. The Fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCIT is a component of securities lending income as recorded on the Statement of operations.

Stripped securities. Stripped mortgage-backed securities are financial instruments structured to separate principal and interest cash flows so that one class receives the entire principal from the underlying mortgage-assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped mortgage-backed security. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates. In addition, these securities present additional credit risk such that the Fund may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian has a lien, security interest or security entitlement in any Fund property that is not segregated, to the maximum extent permitted by law for any overdraft.

Semiannual report | Bond Fund 37

In addition, the Fund and other affiliated funds have entered into an agreement with Citibank N.A. which enables them to participate in a $100 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. For the six months ended November 30, 2011, the Fund had no borrowings under the line of credit.

Expenses. The majority of expenses are directly attributable to an individual fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, are calculated daily for each class, based on the net asset value of the class and the applicable specific expense rates.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has a capital loss carryforward of $7,201,777 available to offset future net realized capital gains as of May 31, 2011. The following table details the capital loss carryforward available as of May 31, 2011:

CAPITAL LOSS CARRYFORWARD EXPIRING AT MAY 31

2015	2017	2018

$5,290,107	$939,453	$972,217

Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As of May 31, 2011, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are distributed annually.

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

38 Bond Fund | Semiannual report

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to amortization and accretion on debt securities and distributions payable.

New accounting pronouncement. In May 2011, Accounting Standards Update 2011-04 (ASU 2011-04), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, was issued and is effective during interim and annual periods beginning after December 15, 2011. ASU 2011-04 amends Financial Accounting Standards Board (FASB) Topic 820, Fair Value Measurement. The amendments are the result of the work by the FASB and the International Accounting Standards Board to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. Management is currently evaluating the application of ASU 2011-04 and its impact, if any, on the Fund’s financial statement disclosure.

Note 3 — Derivative instruments

The Fund may invest in derivatives in order to meet its investment objective. The use of derivatives may involve risks different from, or potentially greater than, the risks associated with investing directly in securities. Specifically, the Fund is exposed to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, the Fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that the Fund will succeed in enforcing them.

Futures. A futures contract is a contractual agreement to buy or sell a particular commodity, currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) is recorded by the Fund.

During the six months ended November 30, 2011, the Fund used futures contracts to manage duration of the portfolio. The following table summarizes the contracts held at November 30, 2011. During the six months ended November 30, 2011, the Fund held futures contracts with USD absolute notional values ranging from $22.4 million to $46.7 million as measured at each quarter end.

Semiannual report | Bond Fund 39

					UNREALIZED
OPEN	NUMBER OF				APPRECIATION
CONTRACTS	CONTRACTS	POSITION	EXPIRATION DATE	NOTIONAL VALUE	(DEPRECIATION)

U.S. Treasury Ultra	47	Long	Mar 2012	$7,305,563	($174,180)
Long Bond Futures
U.S. Treasury 30-Year	50	Long	Mar 2012	7,068,750	(114,985)
Bond Futures
U.S. Treasury 10-Year	121	Short	Mar 2012	(15,650,594)	71,501
Note Futures
U.S. Treasury 5-Year	136	Short	Mar 2012	(16,679,125)	12,365
Note Futures

Total					($205,299)

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral, the risk that currency movements will not occur thereby reducing the Fund’s total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the six months ended November 30, 2011, the Fund used forward foreign currency contracts to manage against anticipated currency exchange rates. The following table summarizes the contracts held at November 30, 2011. During the six months ended November 30, 2011, the Fund held forward foreign currency contracts with USD absolute values ranging from $6.2 million to $8.7 million, as measured at each quarter end. There were no open forward foreign currency contracts at November 30, 2011.

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at November 30, 2011 by risk category:

		FINANCIAL	ASSET	LIABILITY
	STATEMENT OF ASSETS AND	INSTRUMENTS	DERIVATIVES	DERIVATIVES
RISK	LIABILITIES LOCATION	LOCATION	FAIR VALUE	FAIR VALUE

Interest rate	Payable for futures	Futures*	$83,866	($289,165)
contracts	variation margin

* Reflects cumulative appreciation/depreciation on futures as disclosed in Note 3. Only the year-end variation margin is seperately disclosed on the Statement of assets and liabilities.

40 Bond Fund | Semiannual report

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended November 30, 2011:

	STATEMENT OF		FOREIGN
	OPERATIONS	FUTURES	CURRENCY
RISK	LOCATION	CONTRACTS	TRANSACTIONS*	TOTAL

Foreign exchange	Net realized loss on	—	($22,397)	($22,397)
contracts
Interest rate	Net realized gain on	$819,875	—	819,875
contracts
Total		$819,875	($22,397)	$797,478

* Realized gain/loss associated with forward foreign currency contracts is included in the caption on the Statement of operations.

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended November 30, 2011:

			TRANSLATION
			OF ASSETS
	STATEMENT OF		AND LIABILITIES
	OPERATIONS	FUTURES	IN FOREIGN
RISK	LOCATION	CONTRACTS	CURRENCIES*	TOTAL

Foreign exchange	Change in	—	$48,712	$48,712
contracts	unrealized
	appreciation
	(depreciation) of

Interest rate	Change in	($149,991)	—	(149,991)
contracts	unrealized
	appreciation
	(depreciation) of
Total		($149,991)	$48,712	($101,279)

* Change in unrealized appreciation/depreciation associated with forward foreign currency contracts is included in the caption on the Statement of operations.

Note 4 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Adviser) serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Semiannual report | Bond Fund 41

Management fee. The Fund has an investment management contract with the Adviser. Effective July 1, 2011, under the investment management contract, the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.500% of the first $500,000,000 of the Fund’s average daily net assets, (b) 0.475% of the next $500,000,000, (c) 0.450% of the next $500,000,000, (d) 0.450% of the next $500,000,000, (e) 0.400% of the next $500,000,000 and (f) 0.350% of the Fund’s average daily net assets in excess of $2,500,000,000. The Adviser has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Adviser. The Fund is not responsible for payment of the subadvisory fees.

The gross investment management fees incurred for the six months ended November 30, 2011 were equivalent to an annual effective rate of 0.486% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive a portion of its management fee and/or reimburse or pay operating expenses of the Fund in order to reduce the total annual Fund operating expenses for Class A, Class B, Class C, Class I and Class R6 shares by 0.05% of the Fund’s average daily net assets. Accordingly, these expense reductions amounted to $231,956 for the six months ended November 30, 2011. These fee waivers and/or expense reimbursements expire on September 30, 2012, unless renewed by mutual agreement of the Fund and the Adviser based upon a determination that this is appropriate under the circumstances at the time.

The Adviser has contractually agreed to waive fees and/or reimburse certain expenses for Class R6 shares of the Fund. This agreement excludes taxes, brokerage commissions, interest, litigation and extraordinary expenses not incurred in the ordinary course of the Fund’s business. The fee waivers and/or expense reimbursements were such that these expenses would not exceed 0.57% for Class R6 shares. The fee waivers and/or expense reimbursements will continue in effect until September 30, 2012.

The net investment management fees, including the impact of the waiver, incurred for the six months ended November 30, 2011 were equivalent to a net annual effective rate of 0.444% of the Fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended November 30, 2011, amounted to an annual rate of 0.02% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The Fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

CLASS	12b-1 FEE

A	0.30%
B	1.00%
C	1.00%

42 Bond Fund | Semiannual report

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $707,379 for the six months ended November 30, 2011. Of this amount, $13,987 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $591,124 was paid as sales commissions to broker-dealers and $102,268 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Adviser.

Class B and Class C shares are subject to contingent deferred sales charges (CDSCs). Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended November 30, 2011, CDSCs received by the Distributor amounted to $28,784 and $11,969 for Class B and Class C shares, respectively.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended November 30, 2011 were:

	DISTRIBUTION AND	TRANSFER
CLASS	SERVICE FEES	AGENT FEES

A	$1,389,690	$937,121
B	145,221	29,464
C	404,302	82,326
I	—	36,157
R6	—	9
Total	$1,939,213	$1,085,077

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Adviser or its affiliates. These Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock funds and remain in the funds until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included within Other receivables and prepaid expenses and Payable to affiliates — Trustees’ fees, respectively, in the accompanying Statement of assets and liabilities.

Semiannual report | Bond Fund 43

Note 6 — Fund share transactions

Transactions in Fund shares for the six months ended November 30, 2011 and year ended May 31, 2011 were as follows:

	Six months ended 11-30-11		Year ended 5-31-11
	Shares	Amount	Shares	Amount

Class A shares

Sold	7,897,772	$123,044,232	9,889,295	$153,458,680
Distributions reinvested	1,300,264	20,209,103	2,588,938	40,333,248
Repurchased	(5,029,131)	(78,331,948)	(9,620,544)	(149,583,699)

Net increase	4,168,905	$64,921,387	2,857,689	$44,208,229

Class B shares

Sold	510,351	$7,947,846	697,978	$10,825,552
Distributions reinvested	28,196	438,053	59,738	930,072
Repurchased	(267,413)	(4,168,103)	(667,963)	(10,357,462)

Net increase	271,134	$4,217,796	89,753	$1,398,162

Class C shares

Sold	2,036,505	$31,692,315	2,603,193	$40,414,359
Distributions reinvested	74,805	1,161,471	103,551	1,615,160
Repurchased	(661,400)	(10,287,979)	(889,822)	(13,842,555)

Net increase	1,449,910	$22,565,807	1,816,922	$28,186,964

Class I shares

Sold	2,403,421	$37,262,589	4,029,728	$62,449,472
Distributions reinvested	76,602	1,190,847	132,047	2,060,159
Repurchased	(2,413,169)	(37,428,185)	(1,531,779)	(23,643,702)

Net increase	66,854	$1,025,251	2,629,996	$40,865,929

Class R6 shares[1]

Sold	6,431	$100,000	—	—

Net increase	6,431	$100,000	—	—

Net increase	5,963,234	$92,830,241	—	—

1 Period from 9-1-11 (inception date) to 11-30-11.

Affiliates of the Fund owned 100% of shares of beneficial interest of Class R6 on November 30, 2011.

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities and U.S. Treasury obligations, aggregated $302,817,265 and $220,028,324, respectively, for the six months ended November 30, 2011. Purchases and sales of U.S. Treasury obligations aggregated $187,239,223 and $168,268,420, respectively, for the six months ended November 30, 2011.

44 Bond Fund | Semiannual report

Board Consideration of and Continuation of Investment Advisory Agreement and Subadvisory Agreement

The Board of Trustees (the Board, the members of which are referred to as Trustees) of John Hancock Bond Fund (the Fund), a series of John Hancock Sovereign Bond Fund (the Trust), met in-person on May 1–3 and June 5–7, 2011 to consider the approval of the Fund’s investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser), the Fund’s investment adviser. The Board also considered the approval of the investment subadvisory agreement (the Subadvisory Agreement) among the Adviser, Manulife Asset Management (US) LLC (the Subadviser) and the Trust on behalf of the Fund. The Advisory Agreement and the Subadvisory Agreement are referred to as the Agreements.

Activities and composition of the Board

The Board consists of eleven individuals, nine of whom are Independent Trustees. Independent Trustees are generally those individuals who are not employed by or have any significant business or professional relationship with the Adviser or the Subadviser. The Trustees are responsible for the oversight of operations of the Fund and perform various duties required of directors of investment companies by the Investment Company Act of 1940, as amended (the 1940 Act). The Independent Trustees have hired independent legal counsel to assist them in connection with their duties. The Board has appointed an Independent Trustee as Chairperson. The Board has established four standing committees that are composed entirely of Independent Trustees: the Audit Committee; the Compliance Committee; the Nominating, Governance and Administration Committee; and the Contracts/Operations Committee. Additionally, Investment Performance Committee A is a standing committee of the Board that is composed of Independent Trustees and one Trustee who is affiliated with the Adviser. Investment Performance Committee A oversees and monitors matters relating to the investment performance of the Fund. The Board has also designated an Independent Trustee as Vice Chairperson to serve in the absence of the Chairperson. The Board also designates working groups or ad hoc committees as it deems appropriate.

The approval process

Under the 1940 Act, the Board is required to consider the continuation of the Agreements each year. Throughout the year, the Board, acting directly and through its committees, regularly reviews and assesses the quality of the services that the Fund receives under these Agreements. The Board reviews reports of the Adviser at least quarterly, which include Fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year. The Board considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by the Adviser and Subadviser to the Fund and its shareholders.

Prior to the May 1–3, 2011 meeting, the Board requested and received materials specifically relating to the Agreements. The materials provided in connection with the May meeting included information compiled and prepared by Morningstar, Inc. (Morningstar) on Fund fees and expenses, and the investment performance of the Fund. This Fund information is assembled in a format that permits comparison with similar information from a Category and a subset of the Category referred to as the Peer Group, each as determined by Morningstar, and with the Fund’s benchmark index. The Category includes all funds that invest similarly to the way the Fund invests. The Peer Group represents funds of similar size, excluding passively managed funds and funds-of-funds. The Fund’s benchmark index is an unmanaged index of securities that is provided as a basis for comparison with the Fund’s performance. Other material provided for the Fund review included (a) information on the profitability of the Agreements to the Adviser and a discussion of any additional benefits to the Adviser or Subadviser or their affiliates that result from being the Adviser or Subadviser to the Fund; (b) a general analysis provided by the Adviser and the Subadviser concerning investment advisory fees charged to other clients, such as institutional clients and other investment companies, having similar investment mandates, as well as the performance of those other clients and a

Semiannual report | Bond Fund 45

comparison of the services provided to those other clients and the services provided to the Fund; (c) the impact of economies of scale; (d) a summary of aggregate amounts paid by the Fund to the Adviser; and (e) sales and redemption data regarding the Fund’s shares.

At an in-person meeting held on May 1–3, 2011, the Board reviewed materials relevant to its consideration of the Agreements. As a result of the discussions that occurred during the May 1–3, 2011 meeting, the Board asked the Adviser for additional information on certain matters. The Adviser provided the additional information and the Board also considered this information as part of its consideration of the Agreements.

At an in-person meeting held on June 5–7, 2011, the Board, including the Independent Trustees, formally considered the continuation of the Advisory Agreement between the Adviser and the Fund and the Subadvisory Agreement among the Fund, the Adviser and the Subadviser, each for an additional one-year term. The Board considered what it believed were key relevant factors that are described under separate headings presented below.

The Board also considered other matters important to the approval process, such as payments made to and by the Adviser or its affiliates relating to the distribution of Fund shares and other services. The Board reviewed services related to the valuation and pricing of Fund portfolio holdings. Other important matters considered by the Board were the direct and indirect benefits to the Adviser, the Subadviser and their affiliates from their relationship with the Fund and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review.

Nature, extent and quality of services

The Board reviewed the nature, extent and quality of services provided by the Adviser and the Subadviser, including the investment advisory services and the resulting performance of the Fund.

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. It considered the background and experience of senior management and investment professionals responsible for managing the Fund. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and the Subadviser responsible for the daily investment activities of the Fund, including, among other things, portfolio trading capabilities, use of technology, commitment to compliance and approach to training and retaining portfolio managers and other research, advisory and management personnel.

The Board considered the Subadviser’s history and experience providing investment services to the Fund. The Board considered the Adviser’s execution of its oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs, record of compliance with applicable laws and regulation, with the Fund’s investment policies and restrictions and with the applicable Code of Ethics, and the responsibilities of the Adviser’s and Subadviser’s compliance departments.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Fund by the Adviser under a separate agreement. The Board noted that the Adviser and its affiliates provide the Fund with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. The Board reviewed the structure and duties of the Adviser’s administration, accounting, legal and compliance departments and its affiliate’s transfer agency operations and considered the Adviser’s and its affiliate’s policies and procedures for assuring compliance with applicable laws and regulations.

46 Bond Fund | Semiannual report

The Board also received information about the nature, extent and quality of services provided by and fee rates charged by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board reviewed a general analysis provided by the Adviser and the Subadviser concerning investment advisory fees charged to other clients having similar investment mandates, the services provided to those other clients as compared to the services provided to the Fund, the performance of those other clients as compared to the performance by the Fund and other factors relating to those other clients. The Board considered the significant differences between the Adviser’s and Subadviser’s services to the Fund and the services they provide to other clients. For other clients that are not mutual funds, the differences in services relate to the greater share purchase and redemption activity in a mutual fund, the generally higher turnover of mutual fund portfolio holdings, the more burdensome regulatory and legal obligations of mutual funds and the higher marketing costs for mutual funds. When compared to all clients including mutual funds, the Adviser has greater oversight and supervisory responsibility for the Fund and undertakes greater entrepreneurial risk as the sponsor of the Fund.

Fund performance

The Board was provided with reports, independently prepared by Morningstar, which included a comprehensive analysis of the Fund’s performance. The Board also examined materials provided by the Fund’s portfolio management team discussing Fund performance and the Fund’s investment objective, strategies and outlook. The Board also reviewed a narrative and statistical analysis of the Morningstar data that was prepared by the Adviser, which analyzed various factors that may affect the Morningstar rankings. The Board reviewed information regarding the investment performance of the Fund as compared to its Morningstar Category as well as its benchmark index (see chart below). The Board was provided with a description of the methodology used by Morningstar to select the funds in the Category. The Board also considered updated performance information provided by the Adviser at its May and June 2011 meetings. The Board regularly reviews the performance of the Fund throughout the year and attaches more importance to performance over relatively longer periods of time, typically three to five years.

Set forth below is the performance of the Fund over certain time periods ended December 31, 2010 and that of its Category and benchmark index over the same periods:

	1 YEAR	3 YEAR	5 YEAR	10 YEAR

Bond Fund Class A	12.84%	8.48%	6.94%	6.35%
Intermediate-Term Bond Category Average	7.85%	5.91%	5.42%	5.50%
BarCap US Govt/Credit TR Index	6.59%	5.60%	5.56%	5.83%

The Board noted that the Fund’s performance compared favorably to the average performance of its Category and its benchmark index’s performance for all periods shown.

Expenses and fees

The Board, including the Independent Trustees, reviewed the Fund’s contractual advisory fee rate payable by the Fund to the Adviser as compared with the other funds in its Peer Group. The Board also received information about the investment subadvisory fee rate payable by the Adviser to the Subadviser for investment subadvisory services. The Board considered the services provided and the fees charged by the Adviser and the Subadviser to other clients with similar investment mandates, including separately managed institutional accounts.

In addition, the Board considered the cost of the services provided to the Fund by the Adviser. The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution fees and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, administration fees and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also considered expense information regarding the Fund’s

Semiannual report | Bond Fund 47

total operating expense ratio (Gross Expense Ratio). The Board considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group median. As part of its analysis, the Board reviewed the Adviser’s methodology in allocating its costs to the management of the Fund and the Fund complex.

The Board noted that the Fund’s advisory fee ratio was four basis points above the Peer Group median advisory fee ratio. The Board noted the following information about the Fund’s Gross and Net Expense Ratios for Class A shares contained in the Fund’s financial statements in relation with the Fund’s Peer Group median provided by Morningstar in April 2011:

	FUND (CLASS A)	PEER GROUP MEDIAN

Advisory Fee Ratio	0.50%	0.46%
Gross Expense Ratio	1.05%	1.02%
Net Expense Ratio	1.05%	0.89%

The Board viewed favorably the Adviser’s contractual agreement to waive all or a portion of its advisory fees to reduce total operating expenses for all classes by 0.05% from July 1, 2011 until September 30, 2012. The Board favorably considered the impact of fee waivers towards ultimately lowering the Fund’s Gross Expense Ratio. The Board also received and considered information relating to the Fund’s Gross Expense Ratio and Net Expense Ratio that reflected a new methodology for calculating transfer agent fees that was approved by the Trustees at the June 2010 meeting.

The Board received and reviewed statements relating to the Adviser’s financial condition and was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by the Adviser for services under the Advisory Agreement, as well as from other relationships between the Fund and the Adviser and its affiliates. The Board reviewed the Adviser’s profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2010 compared to available aggregate profitability data provided for the year ended December 31, 2009. The Board reviewed the Adviser’s profitability with respect to other fund complexes managed by the Adviser and/or its affiliates. The Board reviewed the Adviser’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products.

The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Adviser, the types of funds managed, expense allocations and business mix, and therefore comparability of profitability is somewhat limited.

The Board considered the profitability information with respect to the Subadviser, which is affiliated with the Adviser. In addition, as noted above, the Board considered the assumptions and methodology for allocating expenses in the Subadviser’s profitability analysis.

Economies of scale

The Board, including the Independent Trustees, considered the extent to which economies of scale might be realized as the assets of the Fund increase. Possible changes in the advisory fee rate or structure in order to enable the Fund to participate in these economies of scale (e.g., through the use of breakpoints in the advisory fee at higher asset levels) are periodically discussed. New advisory and subadvisory breakpoint schedules were presented at the June meeting. The Board also considered the Adviser’s overall operations and its ongoing investment in its business in order to expand the scale of, and improve the quality of, its operations that benefit the Fund.

48 Bond Fund | Semiannual report

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual funds, but rather are incurred across a variety of products and services. To ensure that any economies are reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to new breakpoints to the contractual advisory fee rate.

Other benefits to the Adviser and the Subadviser

The Board understands that the Adviser, the Subadviser or their affiliates may derive other ancillary benefits from their relationship with the Fund, both tangible and intangible, such as their ability to leverage investment professionals who manage other portfolios, an increase in their profile in the investment advisory community and the engagement of their affiliates and/or significant shareholders as service providers to the Fund, including for administrative, transfer agency and distribution services. The Board believes that certain of these benefits are difficult to quantify. The Board also was informed that the Subadviser may use third-party research obtained by soft dollars generated by certain mutual fund transactions to assist itself in managing all or a number of its other client accounts.

Board determination

The Board unanimously approved the continuation of the Advisory Agreement between the Adviser and the Fund for an additional one-year term. The Subadvisory Agreement among the Fund, the Adviser and the Subadviser was also approved for an additional one-year term. Based upon its evaluation of relevant factors in their totality, the Board was satisfied that the terms of the Agreements, including the advisory and subadvisory fee rates, were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or any group of factors as all-important or controlling, but considered all factors together. Different Trustees may have attributed different weights to the various factors considered. The Independent Trustees were also assisted by independent legal counsel in making this determination. The Trustees’ conclusions may be based in part on their consideration of these arrangements in prior years and on their ongoing regular review of Fund performance and operations throughout the year.

Semiannual report | Bond Fund 49

More information

Trustees	Investment adviser
Steven R. Pruchansky, Chairman	John Hancock Advisers, LLC
James F. Carlin*
William H. Cunningham	Subadviser
Deborah C. Jackson	John Hancock Asset Management a division of
Charles L. Ladner,* Vice Chairman#	Manulife Asset Management (US) LLC
Stanley Martin*
Hugh McHaffie†	Principal distributor
Dr. John A. Moore,* Vice Chairman^	John Hancock Funds, LLC
Patti McGill Peterson*
Gregory A. Russo	Custodian
John G. Vrysen†	State Street Bank and Trust Company

Officers	Transfer agent
Keith F. Hartstein	John Hancock Signature Services, Inc.
President and Chief Executive Officer
Legal counsel
Andrew G. Arnott	K&L Gates LLP
Senior Vice President and Chief Operating Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee
#Retired, effective 12-31-11
^Effective 1-1-12

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site at www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

50 Bond Fund | Semiannual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Bond Fund.	210SA 11/11
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	1/12

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Sovereign Bond Fund

By: /s/ Keith F. Hartstein
Keith F. Hartstein
President and
Chief Executive Officer

Date: January 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
Keith F. Hartstein
President and
Chief Executive Officer

Date: January 23, 2012

By: /s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date: January 23, 2012